Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Foundation Finance Company LLC
 7802 Meadow Rock Drive
Weston, Wisconsin 54476

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Foundation Finance Company LLC (the “Company”), Guggenheim Securities, LLC (“Guggenheim”) and Goldman Sachs & Co. LLC (collectively, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of retail installment contracts in conjunction with the proposed offering of Foundation Finance Trust 2017-1.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Contract File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On November 1, 2017, representatives of Guggenheim, on behalf of the Company, provided us with a computer-generated retail installment contract data file and related record layout containing data, as represented to us by the Company, as of the close of business September 30, 2017, with respect to 26,779 retail installment contracts (the “Statistical Contract File”). At the Company’s instruction, we randomly selected 100 retail installment contracts (the “Sample Contracts”) from the Statistical Contract File and performed certain comparisons and recomputations for each of the Sample Contracts relating to the retail installment contract characteristics (the “Characteristics”) set forth on the Statistical Contract File and indicated below.

Characteristics
1.    Loan number (for informational purpose only)
2.    Dealer name
3.    Loan type (installment or revolving)
4.    Borrower state
5.    Amount financed
6.    Interest rate
7.    Deferred original term
8.    Same As Cash (“SAC”) original term
9.    Monthly payment
10.    Number of original payments
11.    Interest start date
12.    FICO score

13.    Net investment amount
14.    Current principal balance
15.    Days delinquent
16.    Loan purpose
17.    Homeowner status
18.    Income
19.    Years at residence
20.    Years at employer
21.    Debt to income
22.    Deferred remaining term*
23.    SAC remaining term**
24.    Number of remaining payments

* For Sample Contracts that indicated a deferment period on the Contract that was still effective as of September 30, 2017.
** For Sample Contracts that indicated on the Contract (i) a SAC feature and (ii) a deferment period that was still effective as of September 30, 2017.

Using the methodologies provided to us by representatives of the Company, we compared Characteristic 2. to the corresponding information set forth on or derived from the respective Loan Contract or Assumption Agreement (collectively, the “Contract”).

Member of Deloitte Touche Tohmatsu Limited

We compared Characteristics 3. through 10. to the corresponding information set forth on or derived from the respective Contract.

We compared Characteristics 11. through 21. to the corresponding information set forth on or derived from the Company’s servicing system (the “Servicing System”).

We compared Characteristic 22. to the number of months between  (i) September 30, 2017 and (ii) the “first payment date” (as set forth on the Servicing System).

We compared Characteristic 23. to the number of months between the (i) September 30, 2017 and (ii) the “abatement end date” (as set forth on the Servicing System).

With respect to Characteristic 24., we recalculated the number of remaining payments using the (i) interest rate and monthly payment (each as set forth on or derived from the Contract) and current principal balance, “next payment due date,” “current accrued interest amount,” “amount past due,” “SAC end date” and “maturity date” (each as set forth on or derived from the Servicing System) and (ii) certain methodologies provided to us by the Company.  We compared such recalculations to the number of remaining payments set forth on the Statistical Contract File.

For purposes of our procedures and at your instruction:

•
with respect to Characteristic 6., for Sample Contracts with a “funded date” (as set forth on the Statistical Contract File) on or after June 1, 2017, we were instructed to compare the interest rate set forth on the Statistical Contract File to the interest rate set forth on the “APR Calculation Worksheet”;

•
with respect to Characteristic 10., for Sample Contracts with a loan type of “revolving” (as set forth on the Contract), we recalculated the number of original payments using (i) the interest rate, amount financed, monthly payment and “origination date” (each as set forth on or derived from the Contract) and SAC end date and first payment date (each as set forth on Servicing System) and (ii) certain methodologies provided by the Company.  We compared such recalculations to the number of original payments set forth on the Statistical Contract File;

•
with respect to our comparison of Characteristic 12., in those instances where we observed two FICO scores on the Servicing System, we were instructed to use the higher of the two FICO scores for purposes of our comparisons;

•
with respect to our comparison of Characteristic 13., in those instances where we were unable ascertain the net investment amount from the Servicing System, we were instructed to compare the net investment amount as set forth on the Statistical Contract File to the net investment amount set forth on the “Nacha File;”

•
with respect to our comparison of Characteristic 19., for each of the Sample Contracts indicated in Appendix A, we noted a difference with respect to the years at residence set forth on the Statistical Contract File when compared to the years at residence set forth on the Servicing System.  For these Sample Contracts, we were instructed to perform an additional procedure and compare the years at residence set forth on the Statistical Contract File to the years at residence set forth on the “Credit Application;” and

•
with respect to our comparison of Characteristic 20., for each of the Sample Contracts indicated in Appendix B, we noted a difference with respect to the years at employer set forth on the Statistical Contract File when compared to the years at employer set forth on the Servicing System.  For these Sample Contracts, we were instructed to perform an additional procedure and compare the years at employer set forth on the Statistical Contract File to the years at employer set forth on the Credit Application.

The retail installment contract documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics, were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documents.  In addition, we make no representations as to whether the Contract Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Contract File were found to be in agreement with the above mentioned Contract Documents, except as described in Appendix C.  Supplemental information is contained on Appendix D.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the retail installment contracts underlying the Statistical Contract File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the retail installment contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 27, 2017

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 27, 2017 (REDACTED).

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 19. for the following Sample Contracts:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 27, 2017 (REDACTED).

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 20. for the following Sample Contracts:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 27, 2017.  In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	One difference in monthly payment.
2	One difference in loan purpose.
3	One difference in homeowner status.
4	One difference in income.
5	Two differences in debt to income.
6	Seven differences in number of remaining payments.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 27, 2017 (REDACTED)

Supplemental Information Related to the Findings Set Forth on Appendix C
Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Contract File	Characteristic set forth on or derived from the Contract Documents
1	[REDACTED]	Monthly payment	$108.35	$108.41
2	[REDACTED]	Loan purpose	Home Improvement	Other
3	[REDACTED]	Homeowner status	Rent	Own with mortgage
4	[REDACTED]	Income	$8,666.66	$8,000.00
5	[REDACTED]	Debt to income	101.02%	76.00%
5	[REDACTED]	Debt to income	23.13%	25.00%
6	[REDACTED]	Number of remaining payments	61	63
6	[REDACTED]	Number of remaining payments	108	110
6	[REDACTED]	Number of remaining payments	110	112
6	[REDACTED]	Number of remaining payments	110	112
6	[REDACTED]	Number of remaining payments	111	113
6	[REDACTED]	Number of remaining payments	115	116
6	[REDACTED]	Number of remaining payments	63	65

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.